                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: August 31*
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2007
-------------------------------------------------------------------------------
* This Form N-CSR pertains to the following series of the Registrant: MFS Floating Rate High Income Fund.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                          MFS(R) FLOATING RATE HIGH INCOME FUND

LETTER FROM THE CEO                                        1
------------------------------------------------------------
PORTFOLIO COMPOSITION                                      2
------------------------------------------------------------
MANAGEMENT REVIEW                                          3
------------------------------------------------------------
PERFORMANCE SUMMARY                                        5
------------------------------------------------------------
EXPENSE TABLE                                              7
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                   9
------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                       22
------------------------------------------------------------
STATEMENT OF OPERATIONS                                   24
------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       25
------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      26
------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             29
------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM   38
------------------------------------------------------------
TRUSTEES AND OFFICERS                                     39
------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT             45
------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                     49
------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                            49
------------------------------------------------------------
FEDERAL TAX INFORMATION                                   49
------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                     50
------------------------------------------------------------
CONTACT INFORMATION                               BACK COVER
------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                        8/31/07
                                                                        FRH-ANN

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. But the Dow's upward rise has not been without hiccups. After hitting new records in July 2007, the Dow lost 8% in the following weeks as a crisis swept global credit markets. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Floating Rate Loans                        94.6%
              Bonds                                       1.3%
              Cash & Other Net Assets                     4.1%

              TOP FIVE INDUSTRIES (i)

              Medical & Health Technology & Services      7.9%
              ------------------------------------------------
              Broadcasting                                7.5%
              ------------------------------------------------
              Printing & Publishing                       7.5%
              ------------------------------------------------
              Gaming & Lodging                            5.9%
              ------------------------------------------------
              Cable TV                                    5.3%
              ------------------------------------------------

              CREDIT QUALITY OF LOANS AND BONDS (r)

              BBB                                         2.2%
              ------------------------------------------------
              BB                                         45.0%
              ------------------------------------------------
              B                                          32.6%
              ------------------------------------------------
              CCC                                         4.0%
              ------------------------------------------------
              Not Rated                                  16.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Maturity (i)(w)                 5.5 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   BB-
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(i) For purposes of this presentation, the loan and bond components include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 08/31/07.
(w) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity.

Percentages are based on net assets as of 08/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2007, Class A shares of the MFS Floating Rate High Income Fund provided a total return of 2.00%, at net asset value. This compares with a return of 2.67% for the fund's benchmark, the S&P/LSTA Leveraged Loan Index.

MARKET ENVIRONMENT

The U.S. economy continues to decouple from the rest of the world, growing at a slower pace than other major economies. Overall, global economies have seen moderate to strong growth over the last twelve months as domestic demand improves and world trade accelerates.

With the stronger growth, however, has come increased concern about rising global inflation, especially as capacity becomes more constrained, wages rise, and energy and food prices advance. Late in the reporting period, continued robust global growth and fears of rising inflationary pressures led global central banks to tighten monetary conditions beyond market expectations, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, beginning in late July and August, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to seize up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields plummeted and credit spreads widened considerably. Increased market volatility has been exacerbated by U.S. home foreclosures, falling housing prices, and weaker-than-expected jobs growth reported by the U.S. Department of Labor. Despite increased volatility across all asset classes, and the widening in credit spreads, global equity markets have experienced only a mild correction to date.

DETRACTORS FROM PERFORMANCE

In the MFS Floating Rate High Income Fund, relative performance was negatively impacted by our overweighted position in lower-rated and non-rated "CCC"(s) and "below-CCC" securities. Lower-rated securities typically provide higher yields and consequently have the potential to exhibit higher losses. Securities in these categories have been hit hard by recent increases in credit spreads.

The fund's underweighted positions in both the food and drug and utilities sectors held back results as the performance of these sectors outperformed that of the benchmark.

CONTRIBUTORS TO PERFORMANCE

An underweighted position in the poor-performing consumer durables sector boosted relative results over the reporting period. At the same time, overweighting the relatively strong health care, media, and energy sectors helped relative performance.

The fund's cash position contributed to investment results over the reporting period. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when cash outperformed fixed income markets, as measured by the portfolio's benchmark, holding cash helped performance versus the benchmark, which has no cash position.

Respectfully,

David Cobey                        Philip Robbins
Portfolio Manager                  Portfolio Manager

(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, January 5, 2005, through the stated period end. Index information is from January 1, 2005.)

                         MFS Floating Rate
                       High Income Fund --        S&P/LSTA Leveraged
                              Class A                 Loan Index

          1/05               $ 9,750                  $10,000
          8/05                10,128                   10,340
          8/06                10,604                   10,950
          8/07                10,816                   11,242

TOTAL RETURNS THROUGH 8/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr       Life (t)
-----------------------------------------------------------------
        A                 1/05/05               2.00%       3.99%
-----------------------------------------------------------------
        C                 1/05/05               1.23%       3.28%
-----------------------------------------------------------------
        I                 1/05/05               2.15%       4.18%
-----------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
-----------------------------------------------------------------
S&P/LSTA Leveraged Loan Index (f)               2.67%       4.49%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
-----------------------------------------------------------------
        A                                     (0.55)%       3.00%
With Initial Sales Charge (2.50%)
-----------------------------------------------------------------
        C                                       0.28%       3.28%
With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, January 5, 2005, through the stated period end. Index information is from January 1, 2005.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

S&P/LSTA Leveraged Loan Index (LLI) - reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The index primarily consists of senior secured facilities that meet certain market capitalization size, maturity, and yield criteria, but also includes second lien and unsecured loans if they are broadly held by collateralized loan obligations (CLO's) and other traditional loan accounts.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
March 1, 2007 through August 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2007 through August 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     3/01/07-
Class                       Ratio      3/01/07          8/31/07        8/31/07
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00         $981.80         $5.49
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.66         $5.60
--------------------------------------------------------------------------------
        Actual              1.85%     $1,000.00         $978.10         $9.22
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.85%     $1,000.00       $1,015.88         $9.40
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00         $983.00         $4.25
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.92         $4.33
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
8/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Floating Rate Loans - 92.1% (g)(r)
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES/PAR               VALUE ($)
----------------------------------------------------------------------------------------------------------------
Aerospace - 1.7%
----------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Co., Letter of Credit, 7.35%, 2014             $    63,557            $     60,485
Hawker Beechcraft Acquisition Co., Term Loan, 7.37%, 2014                        749,250                 713,036
Hexcel Corp., Term Loan B, 7.14%, 2012                                           701,319                 680,279
Spirit Aerosystems, Inc., Term Loan B, 7.11%, 2011                               683,221                 672,973
Transdigm, Inc., Term Loan B, 7.36%, 2013                                      1,278,991               1,221,436
                                                                                                    ------------
                                                                                                    $  3,348,209
----------------------------------------------------------------------------------------------------------------
Airlines - 0.8%
----------------------------------------------------------------------------------------------------------------
Delta Airlines, Second Lien Term Loan, 8.61%, 2012                           $   492,888            $    472,351
United Air Lines, Inc., Term Loan B, 7.63%, 2014                               1,103,627               1,034,995
                                                                                                    ------------
                                                                                                    $  1,507,346
----------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.3%
----------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc., Term Loan B, 7.13%, 2013 (o)                              $   322,350            $    312,747
William Carter Co., Term Loan B, 6.85%, 2012                                     264,326                 255,735
                                                                                                    ------------
                                                                                                    $    568,482
----------------------------------------------------------------------------------------------------------------
Automotive - 3.5%
----------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                     $ 2,078,020            $  1,947,711
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.85%, 2014                 2,034,314               1,918,188
KAR Holdings, Inc., Term Loan B, 7.61%, 2013                                     921,919                 862,571
Mark IV Industries, Inc., Second Lien Term Loan, 11.1%, 2011                     995,498                 932,450
Mark IV Industries, Inc., Term Loan, 7.85%, 2011                                 637,259                 617,079
Motorsport Aftermarket Group, Inc., Term Loan, 7.86%, 2013                       421,415                 421,415
                                                                                                    ------------
                                                                                                    $  6,699,414
----------------------------------------------------------------------------------------------------------------
Basic Industry - 0.4%
----------------------------------------------------------------------------------------------------------------
Trimas Corp., Letter of Credit, 7.58%, 2013                                  $   160,602            $    156,587
Trimas Corp., Term Loan B, 7.61%, 2013                                           681,080                 664,053
                                                                                                    ------------
                                                                                                    $    820,640
----------------------------------------------------------------------------------------------------------------
Broadcasting - 6.9%
----------------------------------------------------------------------------------------------------------------
Block Communications, Inc., Term Loan, 7.36%, 2012                           $ 1,442,040            $  1,377,148
Citadel Communication Group, Term Loan B, 6.99%, 2014                          1,500,000               1,380,000
CMP Susquehanna Corp., Term Loan B, 7.5%, 2013                                   406,003                 383,335
Cumulus Media, Inc., Term Loan, 7.25%, 2014                                      816,981                 795,194
Emmis Communications, Term Loan, 7.36%, 2013                                     548,824                 531,444
Entravision Communications Corp., Term Loan B, 6.86%, 2013                     1,212,902               1,176,515
Gray Television, Inc., Term Loan, 6.86%, 2014                                  2,337,176               2,189,642
Lamar Media Corp., Term Loan, 6.97%, 2014                                        580,570                 566,056
Nextmedia Operating, Second Lien Term Loan, 10.01%, 2013                         500,000                 477,500
Nextmedia Operating, Term Loan, 7.57%, 2012                                      333,543                 313,530
Nextmedia Operating, Term Loan B, 7.33%, 2012                                    148,241                 139,347
Quebecor Media, Inc., Term Loan B, 7.36%, 2013                                   953,854                 922,854
Spanish Broadcasting Systems, Inc., Term Loan, 7.11%, 2012                       984,943                 928,309
Univision Communications, Second Lien Term Loan, 8.01%, 2009                     691,919                 675,775
Univision Communications, Term Loan B, 7.61%, 2014                             1,613,943               1,489,669
                                                                                                    ------------
                                                                                                    $ 13,346,318
----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.3%
----------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp., Term Loan B, 7.07%, 2012                           $   662,858            $    643,801
----------------------------------------------------------------------------------------------------------------
Building - 2.6%
----------------------------------------------------------------------------------------------------------------
BELFOR USA, Term Loan B, 7.58%, 2012                                         $   208,940            $    204,761
Building Materials Holding Corp., Second Lien Term Loan, 11.38%, 2014            682,335                 560,794
Building Materials Holding Corp., Term Loan, 8.13%, 2014                         905,274                 805,694
Building Materials Holding Corp., Term Loan B, 7.86%, 2014                     1,181,799               1,122,709
Jacuzzi Brands, Letter of Credit, 7.71%, 2013                                     18,101                  16,223
Jacuzzi Brands, Second Lien Term Loan, 11.49%, 2014                              223,246                 171,899
Jacuzzi Brands, Term Loan, 7.73%, 2013                                           204,738                 183,496
NCI Building Systems, Inc., Term Loan B, 6.93%, 2010                             642,857                 617,143
Ply Gem Industries, Inc., Canadian Term Loan, 8.11%, 2011                         16,342                  15,536
Ply Gem Industries, Inc., Term Loan, 8.1%, 2011                                  437,326                 415,449
Quality Home Brands Holdings LLC, Second Lien Term Loan, 11.63%, 2013            483,050                 434,745
Quality Home Brands Holdings LLC, Term Loan, 7.82%, 2012                         297,334                 276,521
Walter Industries, Inc., Term Loan B, 7.1%, 2012                                 223,253                 216,555
                                                                                                    ------------
                                                                                                    $  5,041,525
----------------------------------------------------------------------------------------------------------------
Business Services - 4.1%
----------------------------------------------------------------------------------------------------------------
Applied Systems, Inc., Term Loan B, 7.86%, 2013                              $   346,084            $    335,702
Cellnet Technology, Inc., Second Lien Term Loan, 9.62%, 2011                     224,774                 217,469
Cellnet Technology, Inc., Term Loan, 7.45%, 2011                                  45,531                  43,710
Cellnet Technology, Inc., Term Loan, 7.36%, 2011                                 341,380                 331,138
Clarke American Corp., Term Loan B, 7.86%, 2014                                1,291,895               1,177,240
Infor Global Solutions, Second Lien Term Loan, 11.61%, 2014                    1,048,517                 998,713
Infor Global Solutions, Term Loan, 9.11%, 2012                                   419,326                 396,263
Infor Global Solutions, Term Loan, 9.11%, 2012                                   218,779                 206,746
iPayment, Inc., Term Loan, 7.41%, 2013                                           832,514                 782,563
Network Solutions LLC, Term Loan, 7.86%, 2014                                  1,541,412               1,448,927
Open Solutions, Inc., Term Loan, 7.49%, 2014 (o)                                 957,817                 890,770
PGS, Inc., Term Loan B, 7.62%, 2013                                              667,399                 630,692
Sunguard Data Systems, Inc., Term Loan B, 7.36%, 2014                            222,978                 215,514
VeriFone, Inc., Term Loan, 7.11%, 2013                                           208,939                 200,581
                                                                                                    ------------
                                                                                                    $  7,876,028
----------------------------------------------------------------------------------------------------------------
Cable TV - 5.2%
----------------------------------------------------------------------------------------------------------------
Bresnan Communications LLC, Term Loan B, 7.36%, 2014                         $ 1,689,098            $  1,625,757
Cequel Communications LLC, Term Loan, 7.38%, 2013                              1,205,040               1,136,181
Charter Communications Operating LLC, Term Loan, 7.36%, 2013                   1,159,706               1,095,319
Charter Communications Operating LLC, Term Loan, 7.36%, 2013                     832,434                 786,217
CSC Holdings, Inc., Incremental Term Loan, 7.07%, 2013                           943,799                 904,278
Insight Midwest Holdings LLC, Term Loan B, 7.36%, 2014                           872,875                 847,780
Mediacom Broadband LLC, Term Loan D-2, 7.32%, 2015                               597,000                 567,150
Mediacom Communications Corp., Term Loan D-1, 7.32%, 2015                        985,050                 924,469
San Juan Cable, Term Loan, 7.36%, 2012                                         1,091,389               1,045,005
UPC Broadband Holding, Term Loan N, 7.13%, 2014                                  445,775                 416,800
UPC Financing Partnership, Term Loan N-2, 7.13%, 2014                            718,265                 669,782
                                                                                                    ------------
                                                                                                    $ 10,018,738
----------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%
----------------------------------------------------------------------------------------------------------------
Arizona Chemical, Second Lien Term Loan, 11.01%, 2014                        $   801,925            $    743,118
Arizona Chemical, Term Loan, 7.54%, 2013                                          56,297                  53,669
Celanese AG, Term Loan B, 7.11%, 2014                                            492,567                 474,917
Macdermid, Inc., Term Loan B, 7.36%, 2014                                        695,152                 658,656
Vertellus Specialties, Inc., Term Loan, 8.61%, 2013                            1,566,984               1,504,304
                                                                                                    ------------
                                                                                                    $  3,434,664
----------------------------------------------------------------------------------------------------------------
Computer Software - 1.1%
----------------------------------------------------------------------------------------------------------------
Nuance Communications, Term Loan, 7.82%, 2013                                $   790,000            $    743,917
Nuance Communications, Term Loan B-1, 7.82%, 2013                                482,016                 453,899
Vertafore, Inc., Second Lien Term Loan, 11.26%, 2013                             237,170                 224,126
Vertafore, Inc., Second Lien Term Loan, 11.51%, 2012                             339,000                 320,355
Vertafore, Inc., Term Loan, 8.01%, 2012 (o)                                      315,437                 302,819
                                                                                                    ------------
                                                                                                    $  2,045,116
----------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.3%
----------------------------------------------------------------------------------------------------------------
Dealer Computer Services, Second Lien Term Loan, 10.86%, 2013                $   469,612            $    464,916
Intergraph Corp., Term Loan, 7.45%, 2014                                         184,073                 176,020
                                                                                                    ------------
                                                                                                    $    640,936
----------------------------------------------------------------------------------------------------------------
Construction - 1.1%
----------------------------------------------------------------------------------------------------------------
Landsource Communities Development LLC, Second Lien Term Loan, 10%, 2014     $   224,769            $    200,606
Landsource Communities Development LLC, Term Loan B, 8.25%, 2013                 566,206                 512,416
Mattamy Funding Partnership, Term Loan B, 7.81%, 2013                          1,481,250               1,429,406
                                                                                                    ------------
                                                                                                    $  2,142,428
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.9%
----------------------------------------------------------------------------------------------------------------
ACCO Brands Corp., Term Loan B, 7.16%, 2012                                  $   624,890            $    609,268
Affinion Group, Term Loan B, 8%, 2012                                            660,268                 638,259
Coinmach Corp., Term Loan B-1, 7.97%, 2012                                     1,237,465               1,209,622
Huish Detergents, Inc., Second Lien Term Loan, 9.76%, 2014                       164,412                 150,437
National Bedding Co., Second Lien Term Loan, 10.57%, 2012                        339,607                 321,495
Philosphy, Inc., Term Loan B, 7.36%, 2014                                        680,291                 612,261
Sabre, Inc., Term Loan B, 7.61%, 2014                                          1,350,424               1,248,509
Samsonite Corp., Term Loan B, 7.61%, 2013                                        650,429                 642,705
Travelport, Letter of Credit, 7.86%, 2013                                        154,773                 149,227
Travelport, Term Loan, 7.75%, 2013                                               771,355                 743,715
Weight Watchers International, Inc., Term Loan B, 6.88%, 2014                    441,387                 433,295
West Corp., Term Loan B-2, 7.82%, 2013                                           743,629                 717,602
                                                                                                    ------------
                                                                                                    $  7,476,395
----------------------------------------------------------------------------------------------------------------
Containers - 1.2%
----------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.33%, 2013                  $   627,929            $    622,438
Altivity Packaging LLC, Second Lien Term Loan, 10.33%, 2013                      200,937                 199,179
Altivity Packaging LLC, Term Loan, 7.6%, 2013                                    188,982                 186,462
Altivity Packaging LLC, Term Loan B, 7.6%, 2013                                  631,596                 623,175
Owens-Illinois Group, Inc., Term Loan B, 6.86%, 2013                             704,236                 675,186
                                                                                                    ------------
                                                                                                    $  2,306,440
----------------------------------------------------------------------------------------------------------------
Electronics - 1.3%
----------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Term Loan B, 7.11%, 2013                            $ 1,175,917            $  1,098,013
Sensata Technologies, Term Loan B, 7.11%, 2013                                 1,491,735               1,418,081
                                                                                                    ------------
                                                                                                    $  2,516,094
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.1%
----------------------------------------------------------------------------------------------------------------
CDX Funding LLC, Second Lien Term Loan, 11.57%, 2013                         $   743,143            $    722,706
Crimson Exploration, Second Lien Term Loan, 10.58%, 2012                         684,279                 656,908
MEG Energy Corp., Term Loan B, 7.36%, 2013                                       790,000                 762,350
                                                                                                    ------------
                                                                                                    $  2,141,964
----------------------------------------------------------------------------------------------------------------
Entertainment - 2.5%
----------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Term Loan B, 7.32%, 2013                            $ 1,096,106            $  1,046,781
Amf Bowling Worldwide, Inc., Term Loan, 7.85%, 2013                              463,210                 440,049
Cedar Fair LP, Term Loan B, 7.57%, 2012                                          299,271                 289,865
Cinemark USA, Inc., Term Loan B, 7.23%, 2013                                     221,396                 211,433
Metro-Goldwyn-Mayer Studios, Inc., Term Loan, 8.61%, 2012                        463,125                 435,981
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 8.61%, 2012                      987,500                 929,622
Panavision, Inc., Term Loan, 8.95%, 2011                                         340,991                 329,056
Regal Cinemas, Inc., Term Loan, 6.86%, 2010                                    1,198,125               1,142,711
                                                                                                    ------------
                                                                                                    $  4,825,498
----------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.6%
----------------------------------------------------------------------------------------------------------------
Nasdaq Stock Market, Inc., Term Loan B, 7.32%, 2012                          $   697,713            $    687,538
Nasdaq Stock Market, Inc., Term Loan C, 7.32%, 2012                              404,448                 398,550
                                                                                                    ------------
                                                                                                    $  1,086,088
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 3.0%
----------------------------------------------------------------------------------------------------------------
Aramark Corp., Letter of Credit, 7.36%, 2014 (o)                             $    75,105            $     72,218
Aramark Corp., Term Loan B, 7.36%, 2014 (o)                                    1,067,540               1,026,506
B&G Foods, Inc., Term Loan C, 7.51%, 2013                                        252,854                 247,796
Birds Eye Foods, Inc., Term Loan, 7.11%, 2013                                    601,264                 585,481
Constellation Brands, Inc., Incremental Term Loan, 6.89%, 2013                   993,008                 962,721
Dean Foods Co., Term Loan B, 6.86%, 2014                                       1,164,723               1,127,051
Dole Food Co., Inc., Letter of Credit, 5.23%, 2013                                63,458                  59,651
Dole Food Co., Inc., Term Loan, 7.58%, 2013                                      140,997                 132,537
Dole Food Co., Inc., Term Loan C, 7.47%, 2013                                    469,989                 441,790
Mafco Worldwide Corp., Term Loan B, 7.37%, 2011                                1,162,836               1,116,323
                                                                                                    ------------
                                                                                                    $  5,772,074
----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.4%
----------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., Term Loan B2, 7.11%, 2012                             $ 1,030,815            $    985,014
Georgia-Pacific Corp., Term Loan, 7.12%, 2012                                  1,000,806                 956,338
Graphic Packaging International, Inc., Term Loan, 7.44%, 2014                    325,451                 320,366
Smurfit-Stone Container Corp., Deposit Funded Loan, 7.32%, 2010                   33,600                  32,879
Smurfit-Stone Container Corp., Term Loan B, 7.38%, 2011                          379,294                 371,155
Smurfit-Stone Container Corp., Term Loan C, 7.38%, 2011                           73,008                  71,442
                                                                                                    ------------
                                                                                                    $  2,737,194
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.1%
----------------------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Term Loan B, 7.76%, 2013                         $   514,385            $    483,522
Cannery Casino Resorts, Second Lien Term Loan, 9.76%, 2014                       349,966                 331,592
Cannery Casino Resorts, Term Loan B, 7.97%, 2013                                  36,742                  34,534
CCM Merger, Inc., Term Loan B, 7.39%, 2012                                     1,866,096               1,805,448
Fontainebleau Resorts LLC, Term Loan B, 8.61%, 2014                              864,539                 803,301
Golden Nugget, Inc., Second Lien Term Loan, 8.84%, 2014                        1,398,373               1,307,478
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 8.79%, 2014                456,129                 428,761
Green Valley Ranch Gaming LLC, Term Loan, 7.54%, 2014                            214,528                 203,801
Greenwood Racing, Inc., Term Loan B, 7.8%, 2011                                  660,140                 632,084
Gulfside Casino, Term Loan B, 10.47%, 2012                                     1,158,187               1,140,814
Isle of Capri Casinos, Inc., Term Loan B, 7.25%, 2013                            275,634                 261,853
Isle of Capri Casinos, Inc., Term Loan, 7.25%, 2013                              689,085                 654,631
Tamarack Resorts, Letter of Credit, 8.61%, 2011                                  390,254                 357,083
Tamarack Resorts, Term Loan B, 10.5%, 2011                                       578,064                 528,929
Venetian Macau Ltd., Incremental Term Loan B, 7.61%, 2013                        464,923                 449,115
Wimar Opco LLC, Term Loan B, 7.61%, 2012                                         449,508                 425,909
                                                                                                    ------------
                                                                                                    $  9,848,855
----------------------------------------------------------------------------------------------------------------
Industrial - 3.3%
----------------------------------------------------------------------------------------------------------------
Alliance Laundry Holdings LLC, Term Loan B, 7.61%, 2012                      $   614,362            $    602,074
Baldor Electric Co., Term Loan B, 7.13%, 2014                                    730,886                 713,832
Education Management Corp., Term Loan B, 7.13%, 2013                             584,396                 554,759
EPD, Inc., Term Loan B, 7.86%, 2014                                            1,246,185               1,190,106
Gleason, Term Loan, 7.38%, 2013                                                  435,782                 423,253
Interline Brands, Inc., Term Loan, 7.26%, 2013                                   392,898                 377,182
Interline Brands, Inc., Term Loan B, 7.26%, 2013                                 271,701                 260,833
Oshkosh Truck Corp., Term Loan B, 7.11%, 2013                                  1,184,191               1,136,330
Rexnord Corp., Term Loan B-2, 7.64%, 2013                                        211,564                 204,424
Valley National Gases, Second Lien Term Loan, 11.36%, 2014                       112,496                 109,683
Valley National Gases, Term Loan, 7.64%, 2014                                    222,264                 204,483
X-Rite, Second Lien Term Loan, 10.36%, 2013                                      303,201                 294,104
X-Rite, Term Loan, 7.62%, 2012                                                   266,518                 258,522
                                                                                                    ------------
                                                                                                    $  6,329,585
----------------------------------------------------------------------------------------------------------------
Insurance - 0.6%
----------------------------------------------------------------------------------------------------------------
Asurion Corp., Term Loan, 8.36%, 2014                                        $   492,856            $    460,409
HMSC Corp., Second Lien Term Loan, 10.86%, 2014                                   79,343                  73,789
HMSC Corp., Term Loan, 7.61%, 2014                                               655,370                 609,494
                                                                                                    ------------
                                                                                                    $  1,143,692
----------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.4%
----------------------------------------------------------------------------------------------------------------
USI Holdings Corp., Term Loan B, 8.11%, 2014                                 $   733,999            $    686,289
----------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.6%
----------------------------------------------------------------------------------------------------------------
Oceania Cruise Holdings, Second Lien Term Loan, 11.09%, 2014                 $   493,614            $    473,870
Oceania Cruise Holdings, Term Loan, 7.59%, 2013                                  813,371                 772,702
                                                                                                    ------------
                                                                                                    $  1,246,572
----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
----------------------------------------------------------------------------------------------------------------
Generac Power Systems, Inc., Second Lien Term Loan, 11.36%, 2014             $   323,677            $    218,077
Generac Power Systems, Inc., Term Loan, 7.86%, 2013                              337,922                 298,723
NACCO Materials Handling Group, Term Loan, 7.47%, 2013                           198,000                 189,090
Rental Service Corp., Second Lien Term Loan, 8.86%, 2013                         384,879                 372,370
                                                                                                    ------------
                                                                                                    $  1,078,260
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 7.7%
----------------------------------------------------------------------------------------------------------------
Accellent Corp., Term Loan, 8.01%, 2012                                      $   607,241            $    573,843
Advanced Medical Optics, Inc., Term Loan, 7.11%, 2014                            676,278                 632,320
Community Health Systems, Inc., Term Loan B, 7.76%, 2014                       1,911,449               1,833,967
DaVita, Inc., Term Loan B-1, 6.88%, 2012                                         680,058                 658,169
Emdeon Business Services LLC, Term Loan B, 7.61%, 2013                           808,236                 771,866
Genoa Healthcare, Second Lien Term Loan, 13.09%, 2013                            333,333                 323,333
Genoa Healthcare, Term Loan, 8.34%, 2012                                         583,778                 570,643
HCA, Inc., Term Loan B, 7.61%, 2013                                            2,131,705               2,050,815
Health Management Associates, Term Loan, 7.11%, 2014                           1,114,037               1,044,875
HealthSouth Corp., Term Loan B, 7.86%, 2013                                    1,295,775               1,243,134
National Mentor Holdings, Inc., Synthetic Letter of Credit, 7.32%, 2013           36,821                  34,244
National Mentor Holdings, Inc., Term Loan B, 7.43%, 2013                         626,326                 582,483
National Renal Institutes, Inc., Term Loan B, 7.63%, 2013                        891,000                 844,223
Psychiatric Solutions, Term Loan B, 7.14%, 2012                                  474,258                 454,102
Quintiles Transnational Corp., Term Loan, 7.36%, 2013                            994,143                 944,436
Renal Advantage, Inc., Term Loan B, 7.86%, 2012                                  372,544                 356,710
Select Medical Corp., Term Loan B, 7.36%, 2012                                   977,500                 924,348
Sun Healthcare Group, Inc., Synthetic Letter of Credit, 7.36%, 2014              127,472                 122,373
Sun Healthcare Group, Inc., Term Loan, 4.7%, 2014                                 63,738                  61,188
Sun Healthcare Group, Inc., Term Loan B, 7.37%, 2014                             564,520                 541,940
U.S. Oncology, Inc., Term Loan C, 7.61%, 2011                                    314,105                 303,112
                                                                                                    ------------
                                                                                                    $ 14,872,124
----------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.9%
----------------------------------------------------------------------------------------------------------------
Biomet, Inc., Term Loan B, 2014 (o)                                          $ 1,169,726            $  1,120,743
DJ Orthopedics LLC, Term Loan, 6.95%, 2013                                     1,245,000               1,229,438
Orthofix International, Term Loan B, 7.11%, 2013                               1,084,398               1,043,733
Sterigenics International, Inc., Term Loan B, 7.61%, 2013                        206,166                 197,919
                                                                                                    ------------
                                                                                                    $  3,591,833
----------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
----------------------------------------------------------------------------------------------------------------
Euramax International, Inc., Term Loan, 8.38%, 2012                          $   328,289            $    300,658
Novelis, Inc., Canadian Term Loan, 7.36%, 2014                                   266,148                 257,054
Novelis, Inc., Term Loan, 7.36%, 2014                                            585,525                 565,519
                                                                                                    ------------
                                                                                                    $  1,123,231
----------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
----------------------------------------------------------------------------------------------------------------
Riverstone C/R GS Holdings I, Term Loan, 7.28%, 2011                         $   115,561            $    112,286
Riverstone C/R GS Holdings I, Canadian Term Loan, 7.11%, 2013                    604,879                 587,741
Riverstone C/R GS Holdings I, Term Loan, 7.33%, 2013                              66,531                  64,646
Riverstone C/R GS Holdings I, Term Loan, 7.11%, 2013                              98,217                  95,434
                                                                                                    ------------
                                                                                                    $    860,107
----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.1%
----------------------------------------------------------------------------------------------------------------
Atlas Pipeline, Term Loan, 2014 (o)                                          $   620,138            $    606,184
El Paso Corp., Letter of Credit, 7.42%, 2009                                     683,188                 669,097
Energy Transfer Equity, Term Loan, 7.11%, 2012                                 1,858,892               1,803,125
Kinder Morgan, Inc., Term Loan, 7.07%, 2014                                      969,697                 920,001
                                                                                                    ------------
                                                                                                    $  3,998,407
----------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.1%
----------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Term Loan B, 7.36%, 2013                          $ 1,173,943            $  1,143,494
Windstream Corp., Term Loan B, 6.86%, 2013                                       927,373                 899,552
                                                                                                    ------------
                                                                                                    $  2,043,046
----------------------------------------------------------------------------------------------------------------
Oil Services - 1.1%
----------------------------------------------------------------------------------------------------------------
Hercules Offshore, Inc., Term Loan B, 7.11%, 2013                            $   723,982            $    705,883
Petroleum Geo Services, Term Loan B, 7.11%, 2015                                 837,166                 808,563
Volnay Acquisition Co. I, Term Loan B, 7.36%, 2014                               589,471                 562,208
                                                                                                    ------------
                                                                                                    $  2,076,654
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.8%
----------------------------------------------------------------------------------------------------------------
Royalty Pharma Finance Trust, Term Loan, 6.84%, 2013                         $   248,838            $    244,794
Stiefel Laboratories, Term Loan, 7.61%, 2013                                     383,830                 371,835
Stiefel Laboratories, Term Loan, 7.61%, 2013                                     293,581                 284,406
Warner Chilcott Corp., Term Loan B, 7.36%, 2012                                  470,854                 452,805
Warner Chilcott Corp., Term Loan C, 7.36%, 2012                                  129,716                 124,744
                                                                                                    ------------
                                                                                                    $  1,478,584
----------------------------------------------------------------------------------------------------------------
Pollution Control - 0.7%
----------------------------------------------------------------------------------------------------------------
Energy Solutions, Inc., LC Facility, 7.84%, 2011                             $    42,418            $     40,562
Energy Solutions, Inc., Second Lien Term Loan, 9.83%, 2014                       127,254                 124,390
Energy Solutions, Inc., Term Loan B, 7.66%, 2013                                 831,706                 795,319
Energy Solutions, Inc., Term Loan B-2, 7.66%, 2013                               398,691                 381,248
                                                                                                    ------------
                                                                                                    $  1,341,519
----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 7.4%
----------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., Term Loan B, 8.8%, 2013                     $ 1,150,875            $  1,099,085
Ascend Media Holdings LLC, Term Loan, 8.71%, 2012                                558,360                 474,606
Black Press, Term Loan B, 7.54%, 2013                                            199,849                 194,852
Black Press, Term Loan B-2, 7.54%, 2013                                          121,337                 118,303
Dex Media West LLC, Term Loan B-1, 7.08%, 2010                                   962,408                 938,348
Dex Media West LLC, Term Loan B-2, 6.93%, 2010                                   657,859                 641,083
Gatehouse Media Operating, Inc., Term Loan, 7.37%, 2014                          428,945                 388,195
Gatehouse Media Operating, Inc., Term Loan B, 7.51%, 2014                      1,149,572               1,040,363
Idearc, Inc., Term Loan B, 7.36%, 2014                                           677,386                 653,678
MediaNews Group, Inc., Term Loan C, 7.09%, 2013                                  910,153                 868,058
Medimedia, Inc., Term Loan B, 7.6%, 2013                                         521,652                 502,090
Nielsen Finance LLC, Term Loan B, 7.36%, 2013                                  1,689,655               1,622,673
Penton Media, Inc., Second Lien Term Loan, 10.36%, 2014                          453,347                 425,013
Penton Media, Inc., Term Loan, 7.61%, 2013                                       222,027                 209,815
Philadelphia Media, Term Loan B, 8.86%, 2013                                   1,241,171               1,179,113
Reader's Digest Associations, Inc., Term Loan B, 7.35%, 2014                     898,374                 830,996
Riverdeep Interactive Learning USA, Inc., Term Loan B, 8.11%, 2013             1,559,010               1,526,531
Tribune Co., Term Loan X, 7.86%, 2009                                            302,735                 294,258
Wenner Media LLC, Term Loan B, 7.11%, 2013                                       936,364                 898,909
Yell Group Ltd., Term Loan B, 7.57%, 2013                                        333,180                 321,936
                                                                                                    ------------
                                                                                                    $ 14,227,905
----------------------------------------------------------------------------------------------------------------
Real Estate - 2.1%
----------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Term Loan B, 7.04%, 2013                       $   736,508            $    714,413
General Growth Properties, Inc., Term Loan A, 6.58%, 2010                        894,737                 869,972
Maguire Properties, Inc., Term Loan, 7.57%, 2012                                 136,431                 133,702
Realogy, Letter of Credit, 8.32%, 2013                                           198,270                 180,001
Realogy, Term Loan, 8.36%, 2013                                                  743,588                 675,072
Spirit Finance Corp., Term Loan, 8.36%, 2013                                   1,558,669               1,402,802
                                                                                                    ------------
                                                                                                    $  3,975,962
----------------------------------------------------------------------------------------------------------------
Restaurants - 1.2%
----------------------------------------------------------------------------------------------------------------
Buffets, Inc., Letter of Credit, 8.11%, 2013                                 $    97,577            $     91,723
Buffets, Inc., Term Loan B, 8.29%, 2013                                          735,107                 691,000
Burger King Corp., Term Loan B-1, 6.88%, 2012                                  1,501,778               1,470,670
                                                                                                    ------------
                                                                                                    $  2,253,393
----------------------------------------------------------------------------------------------------------------
Retailers - 1.7%
----------------------------------------------------------------------------------------------------------------
David's Bridal, Inc., Term Loan, 7.36%, 2014                                 $   664,217            $    617,722
Neiman-Marcus Group, Inc., Term Loan, 7.11%, 2013                                314,299                 304,870
Oriental Trading Co., Inc., Term Loan, 7.81%, 2013                             1,287,520               1,203,831
Pep Boys - Manny, Moe & Jack, Term Loan B, 7.54%, 2011                         1,090,555               1,066,018
                                                                                                    ------------
                                                                                                    $  3,192,441
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.5%
----------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., Term Loan B, 8.11%, 2014                              $ 1,000,000            $    915,626
Michaels Stores, Inc., Term Loan B, 7.63%, 2013                                2,051,146               1,929,102
                                                                                                    ------------
                                                                                                    $  2,844,728
----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.7%
----------------------------------------------------------------------------------------------------------------
Crown Castle Operating Co., Term Loan B, 6.84%, 2014                         $   224,669            $    213,211
IPC Acquisition Corp., Second Lien Term Loan, 10.61%, 2015                       162,638                 140,411
IPC Acquisition Corp., Term Loan, 7.61%, 2014                                    483,727                 429,711
MetroPCS Wireless, Inc., Term Loan B, 7.63%, 2013                                661,662                 642,285
                                                                                                    ------------
                                                                                                    $  1,425,618
----------------------------------------------------------------------------------------------------------------
Telephone Services - 0.7%
----------------------------------------------------------------------------------------------------------------
Hargray Communications Term Loan B, 7.6%, 2014                               $   334,637            $    326,271
Sorenson Communications, Inc., Second Lien Term Loan, 12.5%, 2014                557,204                 540,488
Sorenson Communications, Inc., Term Loan, 8%, 2014                               477,954                 456,446
                                                                                                    ------------
                                                                                                    $  1,323,205
----------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.3%
----------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc., Canadian Term Loan, 7.34%, 2013                 $   167,550            $    168,597
Laidlaw International, Inc., Term Loan B, 7.34%, 2013                            502,651                 505,792
                                                                                                    ------------
                                                                                                    $    674,389
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.3%
----------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Letter of Credit, 7.61%, 2013                         $   197,408            $    190,176
Boston Generating LLC, Revolver, 7.61%, 2013                                      55,274                  53,248
Boston Generating LLC, Second Lien Term Loan, 9.61%, 2014                        218,423                 216,511
Boston Generating LLC, Term Loan, 7.61%, 2013                                    887,823                 855,270
Calpine Corp., DIP Term Loan, 7.61%, 2009                                        483,474                 466,553
Coleto Creek Power, Letter of Credit, 8.01%, 2013                                 82,094                  78,811
Coleto Creek Power, Term Loan B, 8.11%, 2013                                   1,194,720               1,146,932
Covanta Holding Corp., Letter of Credit, 6.86%, 2014                             152,994                 146,301
Covanta Holding Corp., Term Loan B, 6.88%, 2014                                  297,804                 284,775
KGEN Power Corp., Letter of Credit, 7.13%, 2014                                   42,353                  40,235
KGEN Power Corp., Term Loan B, 7.13%, 2014                                        70,235                  66,723
Longview Power LLC, Letter of Credit, 7.63%, 2014                                 45,179                  41,979
Longview Power LLC, Term Loan, 7.63%, 2014                                       135,538                 125,937
Longview Power LLC, Term Loan, 1.66%, 2014                                        20,331                  18,890
LS Power Acquisition, Second Lien Term Loan, 9.11%, 2014                         327,927                 310,711
LS Power Acquisition, Term Loan B, 7.36%, 2014                                   915,327                 867,272
Mach Gen LLC, Letter of Credit, 7.36%, 2013                                       20,962                  19,914
Mach Gen LLC, Term Loan, 7.5%, 2014                                              201,622                 191,541
Mirant North America LLC, Term Loan B, 7.42%, 2013                             1,179,635               1,146,457
                                                                                                    ------------
                                                                                                    $  6,268,236
----------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 1.1%
----------------------------------------------------------------------------------------------------------------
Cavalier Telephone Corp., Term Loan B, 10.11%, 2012                          $ 1,611,124            $  1,570,846
Choice One Communications, Inc., Term Loan, 8.88%, 2012                          476,264                 459,595
                                                                                                    ------------
                                                                                                    $  2,030,441
----------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $185,835,987)                                           $176,930,468
----------------------------------------------------------------------------------------------------------------
Bonds - 1.3%
----------------------------------------------------------------------------------------------------------------
Broadcasting - 0.4%
----------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., FRN, 8.61%, 2012                                $   725,000            $    715,031
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
----------------------------------------------------------------------------------------------------------------
KAR Holdings, Inc., 8.75%, 2014 (z)                                          $   665,000            $    598,500
KAR Holdings, Inc., FRN, 9.36%, 2014 (z)                                         355,000                 315,950
                                                                                                    ------------
                                                                                                    $    914,450
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
----------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC, 9.75%, 2011                                        $   500,000            $    425,000
----------------------------------------------------------------------------------------------------------------
Retailers - 0.2%
----------------------------------------------------------------------------------------------------------------
AutoNation, Inc., FRN, 7.36%, 2013                                           $   400,000            $    376,000
----------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $2,569,677)                                                           $  2,430,481
----------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.9% (y)
----------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 9/04/07, at Amortized
Cost and Value                                                               $ 5,644,000            $  5,641,501
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $194,047,165) (k)                                               $185,002,450
----------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 3.7%                                                                  7,142,392
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                 $192,144,842
----------------------------------------------------------------------------------------------------------------

(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of August 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $2,430,481 and 1.31% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
    These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                    CURRENT
                                                   ACQUISITION     ACQUISITION       MARKET       TOTAL % OF
RESTRICTED SECURITIES                                  DATE            COST          VALUE        NET ASSETS
------------------------------------------------------------------------------------------------------------
KAR Holdings, Inc., 8.75%, 2014                      8/28/07         $606,813      $598,500
KAR Holdings, Inc., FRN, 9.36%, 2014                 4/13/07          355,000       315,950
------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                        $914,450       0.5%
                                                                                   =========================

UNFUNDED LOAN COMMITMENTS
As of August 31, 2007, the portfolio had the following unfunded loan commitments of $3,212,104, which could be extended at the option of the borrower:

                                                                           UNFUNDED         UNREALIZED
                                                                             LOAN          APPRECIATION
BORROWER                                                                  COMMITMENT      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Cannery Casino Resorts, Delayed Draw, Term Loan B, 2013                    $382,115          $(22,927)
Cellnet Technology, Inc., Delayed Draw,Term Loan, 2011                      182,123            (7,285)
Community Health System, Inc., Delayed Draw, Term Loan, 2014                126,064            (5,110)
EPD, Inc., Delayed Draw, Term Loan, 2014                                    178,026            (7,121)
Fontainebleau Resorts LLC, Delayed Draw, Term Loan, 2014                    432,269           (29,538)
Isle of Capri Casinos, Inc., Delayed Draw, Term Loan, 2013                  206,726           (10,336)
Longview Power LLC, Delayed Draw, Term Loan, 2014                           137,797            (9,761)
MEG Energy Corp., Delayed Draw, Term Loan, 2013                           1,300,000           (56,333)
Sun Healthcare Group, Inc., Delayed Draw, Term Loan, 2014                    36,421            (1,457)
Univision Communications, Delayed Draw, Term Loan, 2014                     230,563           (17,753)
--------------------------------------------------------------------------------------------------------------
                                                                         $3,212,104         $(167,621)
--------------------------------------------------------------------------------------------------------------

At August 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

The following abbreviations are used in this report and are defined:
DIP      Debtor-in-Possession
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 8/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $194,047,165)               $185,002,450
Cash                                                                   1,430,297
Receivable for investments sold                                        6,931,281
Receivable for fund shares sold                                        1,414,957
Interest receivable                                                    1,999,623
Receivable from investment adviser                                        10,118
Other assets                                                               7,083
------------------------------------------------------------------------------------------------------
Total assets                                                                              $196,795,809
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $253,227
Payable for investments purchased                                      3,370,511
Payable for fund shares reacquired                                       604,409
Unrealized depreciation on unfunded loan commitments                     167,621
Payable to affiliates
  Management fee                                                           6,784
  Shareholder servicing costs                                             52,029
  Distribution and service fees                                            3,860
  Administrative services fee                                                215
Payable for independent trustees' compensation                                88
Accrued expenses and other liabilities                                   192,223
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $4,650,967
------------------------------------------------------------------------------------------------------
Net assets                                                                                $192,144,842
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $202,830,071
Unrealized appreciation (depreciation) on investments                 (9,212,336)
Accumulated net realized gain (loss) on investments                   (1,620,982)
Undistributed net investment income                                      148,089
------------------------------------------------------------------------------------------------------
Net assets                                                                                $192,144,842
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   20,004,549
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued


Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $141,546,549
  Shares outstanding                                                  14,736,200
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $9.61
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per share)                                 $9.86
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $35,523,027
  Shares outstanding                                                   3,698,281
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $9.61
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $15,075,266
  Shares outstanding                                                   1,570,068
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $9.60
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 8/31/07

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                            $16,215,263
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $1,374,082
  Distribution and service fees                                          739,387
  Shareholder servicing costs                                            241,493
  Administrative services fee                                             45,499
  Independent trustees' compensation                                       9,079
  Custodian fee                                                          418,728
  Shareholder communications                                              32,043
  Auditing fees                                                           38,618
  Miscellaneous                                                          157,772
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,056,701
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (32,392)
  Reduction of expenses by investment adviser                           (516,238)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $2,508,071
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $13,707,192
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) on investment transactions (identified cost basis)                    $(1,454,086)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(8,735,387)
  Unfunded loan commitments                                             (158,746)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                  $(8,894,133)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                    $(10,348,219)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $3,358,973
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                YEARS ENDED 8/31
                                                                  ------------------------------------
                                                                         2007                     2006
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $13,707,192               $7,647,095
Net realized gain (loss) on investments                            (1,454,086)                 (73,430)
Net unrealized gain (loss) on investments                          (8,894,133)                (782,335)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $3,358,973               $6,791,330
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(10,507,672)             $(5,780,755)
  Class C                                                          (1,954,905)              (1,070,717)
  Class I                                                          (1,163,862)                (819,012)
From net realized gain on investments
  Class A                                                                  --                  (64,442)
  Class C                                                                  --                  (15,506)
  Class I                                                                  --                  (15,386)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(13,626,439)             $(7,765,818)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $1,302,931             $133,897,872
------------------------------------------------------------------------------------------------------
Redemption fees                                                        $5,161                  $31,636
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $(8,959,374)            $132,955,020
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            201,104,216               68,149,196
At end of period (including undistributed net investment
income of $148,089 and $31,782, respectively)                    $192,144,842             $201,104,216
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                             YEARS ENDED 8/31
                                                                   --------------------------------------------------
                                                                           2007               2006            2005(c)
Net asset value, beginning of period                                     $10.06             $10.13             $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.66              $0.54              $0.26
  Net realized and unrealized gain (loss) on investments                  (0.45)             (0.07)              0.12
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.21              $0.47              $0.38
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.66)            $(0.53)            $(0.25)
  From net realized gain on investments                                      --              (0.01)                --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.66)            $(0.54)            $(0.25)
---------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                              $0.00(w)           $0.00(w)           $0.00(w)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $9.61             $10.06             $10.13
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                 2.00               4.70               3.88(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.35               1.41               2.40(a)
Expenses after expense reductions (f)                                      1.10               1.13               0.73(a)
Net investment income                                                      6.58               5.35               3.90(a)
Portfolio turnover                                                           85                 35                 48
Net assets at end of period (000 Omitted)                              $141,547           $153,946            $54,348
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                             YEARS ENDED 8/31
                                                                       ----------------------------------------------
                                                                           2007               2006            2005(c)
Net asset value, beginning of period                                     $10.06             $10.12             $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.59              $0.46              $0.21
  Net realized and unrealized gain (loss) on investments                  (0.46)             (0.06)              0.13
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.13              $0.40              $0.34
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.58)            $(0.45)            $(0.22)
  From net realized gain on investments                                      --              (0.01)                --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.58)            $(0.46)            $(0.22)
---------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                              $0.00(w)           $0.00(w)           $0.00(w)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $9.61             $10.06             $10.12
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                 1.23               4.03               3.45(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     2.10               2.16               3.24(a)
Expenses after expense reductions (f)                                      1.85               1.87               1.53(a)
Net investment income                                                      5.83               4.58               3.30(a)
Portfolio turnover                                                           85                 35                 48
Net assets at end of period (000 Omitted)                               $35,523            $29,472            $12,335
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                             YEARS ENDED 8/31
                                                                       ----------------------------------------------
                                                                           2007               2006            2005(c)
Net asset value, beginning of period                                     $10.06             $10.13             $10.00
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.69              $0.57              $0.27
  Net realized and unrealized gain (loss) on investments                  (0.47)             (0.08)              0.12
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.22              $0.49              $0.39
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.68)            $(0.55)            $(0.26)
  From net realized gain on investments                                      --              (0.01)                --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.68)            $(0.56)            $(0.26)
---------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                              $0.00(w)           $0.00(w)           $0.00(w)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $9.60             $10.06             $10.13
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    2.15               4.96               3.98(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.09               1.16               2.12(a)
Expenses after expense reductions (f)                                      0.85               0.88               0.52(a)
Net investment income                                                      6.84               5.53               4.05(a)
Portfolio turnover                                                           85                 35                 48
Net assets at end of period (000 Omitted)                               $15,075            $17,686             $1,467
---------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, January 5, 2005, through the stated
    period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Floating Rate High Income Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At August 31, 2007, the portfolio had unfunded loan commitments of $3,212,104, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - The fund charged a 1% redemption fee on proceeds from Class A, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2007, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders is as follows:

                                                8/31/07       8/31/06

          Ordinary income (including any
          short-term capital gains)         $13,626,439    $7,765,818

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 8/31/07
          Cost of investments                            $194,103,317
          -----------------------------------------------------------
          Gross appreciation                                  $10,703
          Gross depreciation                               (9,111,570)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $(9,100,867)
          Undistributed ordinary income                     1,228,570
          Capital loss carryforwards                          (12,283)
          Post-October capital loss deferral               (1,552,547)
          Other temporary differences                      (1,248,102)

As of August 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              8/31/14                                     $(1,442)
              8/31/15                                     (10,841)
              ---------------------------------------------------
                                                         $(12,283)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund's average daily net assets. This written agreement will continue through December 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended August 31, 2007, this reduction amounted to $515,191 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,873 for the year ended August 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.25%            $401,227
Class C                             0.75%              0.25%              1.00%             1.00%             338,160
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $739,387

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August
    31, 2007 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                    $57,643
              Class C                                     22,971

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2007, the fee was $130,994, which equated to 0.0620% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended August 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $105,677. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended August 31, 2007, the fund did not incur any expenses under this agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the year ended August 31, 2007 was equivalent to an annual effective rate of 0.0215% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended August 31, 2007, the fee paid to Tarantino LLC was $1,333. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,047, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $170,979,416 and $171,877,498, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                     YEAR ENDED                        YEAR ENDED
                                                      8/31/07                           8/31/06
                                              SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    12,626,052      $126,902,271      16,791,136      $169,573,892
  Class C                                     2,237,641        22,502,436       2,499,331        25,241,034
  Class I                                       297,669         2,942,832       1,850,027        18,684,158
------------------------------------------------------------------------------------------------------------
                                             15,161,362      $152,347,539      21,140,494      $213,499,084

Shares issued to shareholders in
reinvestment of distributions
  Class A                                       791,440        $7,916,868         433,737        $4,374,766
  Class C                                       131,105         1,309,939          65,994           665,512
  Class I                                       116,116         1,161,936          82,607           832,910
------------------------------------------------------------------------------------------------------------
                                              1,038,661       $10,388,743         582,338        $5,873,188

Shares reacquired
  Class A                                   (13,980,367)    $(139,448,882)     (7,292,899)     $(73,645,120)
  Class C                                    (1,599,768)      (15,946,145)       (854,315)       (8,617,010)
  Class I                                      (602,474)       (6,038,324)       (318,710)       (3,212,270)
------------------------------------------------------------------------------------------------------------
                                            (16,182,609)    $(161,433,351)     (8,465,924)     $(85,474,400)

Net change
  Class A                                      (562,875)      $(4,629,743)      9,931,974      $100,303,538
  Class C                                       768,978         7,866,230       1,711,010        17,289,536
  Class I                                      (188,689)       (1,933,556)      1,613,924        16,304,798
------------------------------------------------------------------------------------------------------------
                                                 17,414        $1,302,931      13,256,908      $133,897,872

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime Retirement Income Fund and MFS Lifetime 2010 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended August 31, 2007, the fund's commitment fee and interest expense were $1,094 and $279, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and the Shareholders of
MFS Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Floating Rate High Income Fund (one of the portfolios comprising MFS Series Trust X) (the "Trust") as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Floating Rate High Income Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 16, 2007

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School
                                                                          (education), Senior Lecturer
                                                                          (since 2006); Secretary of
                                                                          Economic Affairs, The Commonwealth
                                                                          of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Chief of Cardiac Surgery (2005);
                                                                          Harvard Medical School, Professor
                                                                          of Cardiac Surgery; Physician
                                                                          Director of Medical Device
                                                                          Technology for Partners HealthCare

David H. Gunning                 Trustee              January 2004        Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                            (mining products and service
                                                                          provider), Vice Chairman/Director
                                                                          (until May 2007); Portman Limited
                                                                          (mining), Director (since 2005);
                                                                          Encinitos Ventures (private
                                                                          investment company), Principal
                                                                          (1997 to April 2001); Lincoln
                                                                          Electric Holdings, Inc. (welding
                                                                          equipment manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          New Profit, Inc. (venture
(born 8/05/57)                                                            philanthropy), Partner (since
                                                                          2006); Private investor; Prism
                                                                          Venture Partners (venture
                                                                          capital), Co-founder and General
                                                                          Partner (until June 2004); The
                                                                          Travelers Companies (commercial
                                                                          property liability insurance),
                                                                          Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004) Chief
                                                                          Compliance Officer (since December
                                                                          2006); Fidelity Management &
                                                                          Research Company, Vice President
                                                                          (prior to March 2004); Fidelity
                                                                          Group of Funds, President and
                                                                          Treasurer (prior to March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                            CUSTODIAN
Massachusetts Financial Services Company                      State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                    225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                   INDEPENDENT REGISTERED PUBLIC
MFS Fund Distributors, Inc.                                   ACCOUNTING FIRM
500 Boylston Street, Boston, MA 02116-3741                    Deloitte & Touche LLP
                                                              200 Berkeley Street, Boston, MA 02116
PORTFOLIO MANAGERS
David Cobey
Philip Robbins

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for the one-year period ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund's Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2006. The total return performance of the Fund's Class A shares was in the 4th quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations in January 2005 and has a limited operating history and performance record; therefore, no performance data for the three- or five-year period was available. Because of the passage of time, this performance may differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the expense limitation), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to a certain series of the Registrant (the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended August 31, 2007 and 2006, audit fees billed to the Fund by Deloitte were as follows:

                                                            Audit Fees
           FEES BILLED BY DELOITTE:                     2007           2006
                                                        ----           ----
                MFS Floating Rate High Income         35,452         31,704
                Fund

For the fiscal years ended August 31, 2007 and 2006, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:               2007           2006           2007          2006           2007           2006
                                         ----           ----           ----          ----           ----           ----

       To MFS Floating Rate                      0              0         7,903         10,200              0           508
       High Income Fund

       To MFS and MFS Related              905,470      1,035,850             0              0        543,753       454,481
       Entities of MFS Floating
       Rate High Income Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2007                         2006
                                              ----                         ----
       To MFS Floating Rate High         1,604,704                    1,618,929
       Income Fund, MFS and MFS
       Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.